Unaudited Interim Condensed Consolidated Statement of Cash Flows - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Profit/(Loss) for the period		€ (63,276)	€ (20,818)
Adjustments to reconcile profit/(loss) for the period to cash generated from/(used in) operations		25,391	17,780
Changes in non-current operating assets and liabilities		2,050	456
Changes in working capital		22,102	(7,788)
Cash used in operations		(13,734)	(10,369)
Income tax paid		(9)	(575)
NET CASH GENERATED FROM/(USED IN) OPERATING ACTIVITIES		(13,743)	(10,943)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment		(589)	(2,667)
Proceeds from sale of property, plant and equipment		165	21
Purchases of intangible assets		(5)	(61)
Proceeds from sale and purchase of MMF investments		873	0
Interest received		187	1,065
NET CASH GENERATED FROM/(USED IN) INVESTING ACTIVITIES		631	(1,642)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds/(payments) from issuance of common stock, net of costs of equity transactions		35,301	20,136
Proceeds from borrowings, net of transaction costs		(516)	0
Payment of lease liabilities		(1,361)	(1,384)
Interest paid	[1]	(8,933)	(9,452)
NET CASH GENERATED FROM FROM/(USED IN) FINANCING ACTIVITIES		24,491	9,299
NET CHANGE IN CASH AND CASH EQUIVALENTS		11,379	(3,286)
Cash and cash equivalents at beginning of the year		109,650	168,271
Exchange gains/(losses) on cash		497	(3,677)
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD		€ 121,526	€ 161,307

[1]	Cash flows relating to the interest on the lease liabilities amounted to €0.4 million as at June 30, 2026 (June 30, 2025: €0.4 million)